OTHER LIABILITIES	12 Months Ended
Dec. 31, 2024
Disclosure of accounts payable and other liabilities [abstract]
OTHER LIABILITIES

NOTE 24 – OTHER LIABILITIES

As December 31, 2024 and 2023 the other liabilities comprise the following:

Other liabilities	December 31, 2024		December 31, 2023
Income received for third parties (1)	Ps.	4,289,835	Ps.	3,399,759
Suppliers and services payable		3,253,637		3,474,177
Cashier checks		763,285		655,854
Withholdings taxes and labor contributions		649,277		703,380
Contract liability related to concessions		522,189		530,300
Commissions and fees		518,132		411,478
Transactions AVC and ACH (2)		458,498		939,341
Dividends payable		315,324		527,984
Cash surplus and checks in process of clearing		187,603		133,774
Collection on behalf of third parties		183,596		334,963
Insurance payables		162,293		117,371
Collection service		100,119		106,089
Value added tax - VAT		78,731		75,098
Checks drawn and not paid		44,710		70,791
Anticipated income		36,455		17,566
Canceled accounts		35,693		34,782
Financial transactions tax		19,898		52,106
Customer loyalty programs		12,276		14,784
Other liabilities		365,430		354,843
Total other liabilities	Ps.	11,996,981	Ps.	11,954,440
(1)	Corresponds to the advance payments made by Agencia Nacional de Infraestructura (ANI) of the resources of the autonomous patrimony of future validities.
(2)	Aval Valor Compartido -AVC (corresponds to the new corporate name of A Toda Hora S.A. – ATH ) and ACH Colombia S.A. are entities that administer low-value payment systems that are in charge of supporting entities for clearing transactions that are carried out through electronic channels.

Other liabilities		December 31, 2024		December 31, 2023
Liabilities to be canceled within twelve months	Ps.	7,962,137	Ps.	8,800,905
Liabilities to be canceled after twelve months		4,034,844		3,153,535
Total	Ps.	11,996,981	Ps.	11,954,440